Debt - Schedule of Long-term Debt Instruments (Details) € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Principal Outstanding			$ 2,519,857	$ 2,658,023
Term Loan Facility (USD) [Member] | Facility maturity date June 28
Debt Instrument [Line Items]
Principal Outstanding	[1]	€ 885,942	885,942
Term Loan Facility (USD) [Member] | USD | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate (1)	[1],[2]	USD SOFR + 0.11%(4) + 2.75% (0.5% floor)
Effective Interest Rate	[1],[3]	7.40%
Facility maturity date	[1]	--06-28
Term Loan Facility (EUR) [Member] | Facility maturity date June 28
Debt Instrument [Line Items]
Principal Outstanding	[4]	€ 645,748	712,666
Term Loan Facility (EUR) [Member] | EUR | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate (1)	[2],[4]	EURIBOR + 3.00% (0% floor)
Effective Interest Rate	[3],[4]	5.60%
Facility maturity date	[4]	--06-28
Secured Loan Notes (EUR) [Member] | Facility maturity date June 29
Debt Instrument [Line Items]
Principal Outstanding		€ 421,362	465,028
Secured Loan Notes (EUR) [Member] | EUR | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate (1)	[2]	3.00%
Effective Interest Rate	[3]	3.20%
Facility maturity date		--06-29
Secured Loan Notes (USD) [Member] | Facility maturity date June 29
Debt Instrument [Line Items]
Principal Outstanding		€ 345,581	345,581
Secured Loan Notes (USD) [Member] | USD | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate (1)	[2]	4.00%
Effective Interest Rate	[3]	4.20%
Facility maturity date		--06-29
Revolving Credit Facility (USD) [Member] | Facility maturity date December 27
Debt Instrument [Line Items]
Principal Outstanding		€ 23,500	23,500
Revolving Credit Facility (USD) [Member] | USD | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate (1)	[2]	BASE + 0.10%(4) + 2.25% (0% floor)
Effective Interest Rate	[3]	7.70%
Facility maturity date		--12-27
Revolving Credit Facility (EUR) [Member] | Facility maturity date December 27
Debt Instrument [Line Items]
Principal Outstanding		€ 11,000	12,140
Revolving Credit Facility (EUR) [Member] | EUR | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate (1)	[2]	BASE + 2.25% (0% floor)
Effective Interest Rate	[3]	6.10%
Facility maturity date		--12-27
Line of Credit [Member] | Facility maturity date June 25
Debt Instrument [Line Items]
Principal Outstanding		€ 75,000	$ 75,000
Line of Credit [Member] | USD | Facility maturity date June 25
Debt Instrument [Line Items]
Interest rate (1)	[2]	Term SOFR (6) + 2.70%
Effective Interest Rate	[3]	8.10%
Facility maturity date		--06-25

[1]	Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities.
[2]	For facilities which utilize the EURIBOR and SOFR rates, a rate floor of 0% and 0.5% applies, respectively.
[3]	The effective interest rate is as of December 31, 2023.
[4]	Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.